Otter Creek Focus Strategy ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 9.2%
L3Harris Technologies, Inc.	821	$186,277
Parsons Corp. (a)	3,423	312,759
		499,036
Application Software - 10.2%
Aspen Technology, Inc. (a)	1,055	198,287
Dynatrace, Inc. (a)	3,937	172,913
PTC, Inc. (a)	998	177,495
		548,695
Construction & Engineering - 4.8%
Quanta Services, Inc.	970	257,419
Electrical Components & Equipment - 13.2%
Hubbell, Inc.	542	214,442
NEXTracker, Inc. - Class A (a)	4,131	202,997
Vertiv Holdings Co. - Class A	3,727	293,315
		710,754
Electronic Components - 7.9%
Coherent Corp. (a)	2,970	206,950
Corning, Inc.	5,532	221,335
		428,285
Electronic Equipment & Instruments - 1.9%
Keysight Technologies, Inc. (a)	731	102,026
Electronic Manufacturing Services - 3.4%
Flex Ltd. (a)	5,658	181,905
Environmental & Facilities Services - 11.2%
Clean Harbors, Inc. (a)	842	201,010
Tetra Tech, Inc.	992	211,534
Veralto Corp.	1,828	194,792
		607,336
Industrial Conglomerates - 5.8%
3M Co.	969	123,596
GE HealthCare Technologies, Inc.	2,242	189,740
		313,336
Insurance Brokers - 10.7%
Baldwin Insurance Group, Inc. - Class A (a)	8,643	378,045
Brown & Brown, Inc.	2,021	200,948
		578,993
Life Sciences Tools & Services - 7.7%
Avantor, Inc. (a)	8,344	223,202
IQVIA Holdings, Inc. (a)	780	192,059
		415,261
Property & Casualty Insurance - 3.5%
W R Berkley Corp.	3,399	187,387

Real Estate Operating Companies - 4.1%
DigitalBridge Group, Inc.	15,512	219,184
Renewable Electricity - 2.6%
NextEra Energy Partners LP	5,594	142,927
Technology Hardware, Storage & Peripherals - 2.8%
Super Micro Computer, Inc. (a)	216	151,556
TOTAL COMMON STOCKS (Cost $5,093,486)		5,344,100

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
MSILF Treasury Portfolio - Class Institutional, 5.12% (b)	52,274	52,274
TOTAL SHORT-TERM INVESTMENTS (Cost $52,274)		52,274
TOTAL INVESTMENTS - 100.0% (Cost $5,145,760)		5,396,374
Liabilities in Excess of Other Assets - (0.0)% (c)		(2,205)
TOTAL NET ASSETS - 100.0%	$5,394,169

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Otter Creek Focus Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,344,100	$–	$–	$5,344,100
Money Market Funds	52,274	–	–	52,274
Total Investments	$5,396,374	$–	$–	$5,396,374

Refer to the Schedule of Investments for further disaggregation of investment categories.